Principal Funds, Inc.
Supplement dated February 10, 2017
to the Statutory Prospectus dated March 1, 2016
(as supplemented on March 9, 2016, March 18, 2016, May 2, 2016, May 31, 2016,
June 17, 2016, June 30, 2016, July 29, 2016, August 5, 2016, September 16, 2016,
September 22, 2016, November 2, 2016, November 15, 2016, December 16, 2016
and January 30, 2017)
This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

SUMMARY FOR INFLATION PROTECTION FUND
In the Management section, under Sub-Advisor and Portfolio Managers, delete the reference to Chris Allen.

MANAGEMENT OF THE FUNDS
In The Sub-Advisors section, under Sub-Advisor: BlackRock Financial Management, Inc., delete the following sentence:
The Inflation Protection Fund is managed by a team of financial professionals at BlackRock. The portfolio managers are jointly and primarily responsible for the day-to-day management of the Fund.
In The Sub-Advisors section, under Sub-Advisor: BlackRock Financial Management, Inc., delete the reference to Chris Allen.